Borrowings (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2024	May 27, 2024	Mar. 31, 2024	Mar. 14, 2024	Feb. 27, 2024	Jan. 26, 2024	Jan. 25, 2024	Jan. 02, 2024	Dec. 11, 2023	Nov. 16, 2023	Nov. 10, 2023	May 19, 2022	May 18, 2022	Nov. 30, 2020
Borrowings [Line Items]
Loans under credit agreement			¥ 200
UTime SZ [Member]
Borrowings [Line Items]
Factoring agreement total amount			7,900
China Resources Bank of Zhuhai Co., Ltd. [Member]
Borrowings [Line Items]
Effective interest rate										7.00%	3.55%
Working capital										¥ 1,570	¥ 22,000
ICBC [Member]
Borrowings [Line Items]
Effective interest rate									3.85%
Working capital									¥ 8,000
Bank of Beijing [Member]
Borrowings [Line Items]
Effective interest rate					4.50%
Credit facility								¥ 10,000
Working capital					¥ 5,000
China CITIC Bank [Member]
Borrowings [Line Items]
Effective interest rate				4.35%
Working capital				¥ 5,000
Guangxi Beibu Gulf Bank [Member]
Borrowings [Line Items]
Effective interest rate						3.35%	3.35%
Working capital						¥ 1,000	¥ 5,000
Shanghai Pudong Development Bank [Member]
Borrowings [Line Items]
Effective interest rate		4.32%
Working capital		¥ 8,000
Credit Line Agreement [Member] | WeBank Co., Ltd. [Member]
Borrowings [Line Items]
Effective interest rate												10.08%	11.34%
Credit facility												¥ 1,990	¥ 3,000
Credit Line Agreement [Member] | Mr Bao [Member]
Borrowings [Line Items]
Effective interest rate												10.08%
Credit facility												¥ 1,000
Credit Agreement [Member] | UTime SZ Loans [Member]
Borrowings [Line Items]
Loans under credit agreement			800
Credit Agreement [Member] | UTime GZ loans [Member]
Borrowings [Line Items]
Loans under credit agreement	¥ 400		¥ 400
Loan Agreement [Member] | Bank of Beijing [Member]
Borrowings [Line Items]
Effective interest rate								4.50%
Borrowing amount								¥ 5,000
Mr Bao [Member]
Borrowings [Line Items]
Credit facility														¥ 20,000
Minimum [Member] | TCL Factoring [Member]
Borrowings [Line Items]
Effective interest rate														8.00%
Maximum [Member] | TCL Factoring [Member]
Borrowings [Line Items]
Effective interest rate														9.00%